Schedule of Lease Cost (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Leases
Amortization charge of right-of-use assets	$ 96,293	$ 751,883	$ 798,792
Interest of lease liabilities	103,133	805,297	852,578
Cash paid for operating leases	97,012	757,500	832,501
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities